Investment in associated companies - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,143	$ 903		$ 1,981	$ 1,079
Non-current assets	1,839	2,076		1,916	2,899
Current liabilities	(417)	(350)		(1,255)	(6,562)
Non-current liabilities	(1,111)	(1,130)		(123)	(556)
Book value of Seadrill investment	79	$ 64	$ (152)	$ 27	$ 24
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage				50.00%	50.00%	50.00%
Book value of Seadrill investment	46			$ 27	$ 22
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage				50.00%	50.00%	50.00%
Book value of Seadrill investment	$ 2			$ 0	$ 2
Sonadrill
Schedule of Equity Method Investments [Line Items]
Current assets				72	54
Current liabilities				(18)	(11)
Net Assets				54	43
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Current assets				120	67
Non-current assets				173	102
Current liabilities				(182)	(135)
Non-current liabilities				(113)	(31)
Net Assets				$ (2)	$ 3